Share Based Payments	12 Months Ended
Dec. 31, 2018
Share Based Payments [abstract]
Share Based Payments

21.  Share Based Payments

(a)    Deferred Share Units

	Number of Deferred Share Units	Fair Value
Outstanding, December 31, 2016	883,068	$4,992
Grants	91,108	429
Changes in fair value	-	(327)
Outstanding, December 31, 2017	974,176	5,094
Grants	101,612	482
Units paid out in cash	(225,724)	(1,251)
Changes in fair value	-	(1,209)
Outstanding, December 31, 2018	850,064	$3,116

(b)    Restricted Share Units

	Cash Settled		Equity Settled
	Number of Restricted Share Units	Fair Value	Number of Restricted Share Units
Outstanding, December 31, 2016	1,337,720	$4,489	-
Grants to officers	15,748	74	390,751
Grants to employees	38,037	181	-
Vested	(406,022)	(2,114)	-
Forfeited or cancelled	(5,007)	(5)	-
Changes in fair value and vesting	-	1,310	-
Outstanding, December 31, 2017	980,476	3,935	390,751
Grants to officers	16,129	76	417,135
Grants to employees	71,630	338	4,895
Units paid out in cash	(405,821)	(1,915)	-
Vested	-	-	(78,150)
Forfeited or cancelled	(3,029)	(15)	-
Changes in fair value and vesting	-	(362)	-
Outstanding, December 31, 2018	659,385	$2,057	734,631
Current portion		1,932
Non-current portion		125
Outstanding, December 31, 2018		$2,057

The fair values of the 422,030 (December 31, 2018 – 390,751) restricted share units granted during the year ended December 31, 2018 were between $4.71 (C$6.20) and $5.54 (C$7.15)  (December 31, 2017 – $4.71 (C$6.35)).

(c)    Performance Share Units

	Cash Settled		Equity Settled
	Number of Performance Share Units	Fair Value	Number of Performance Share Units
Outstanding, December 31, 2016	885,535	$3,545	-
Units paid out in cash	(332,076)	(1,770)	-
Changes in fair value and vesting	-	916	-
Outstanding, December 31, 2017	553,459	2,691	-
Grants	-	-	1,002,166
Vested	(553,459)	(2,596)	-
Changes in fair value and vesting	-	(95)	-
Outstanding, December 31, 2018	-	$-	1,002,166

The fair value per unit of the 1,002,166 (December 31, 2018 – 390,751) performance share units granted during the year ended December 31, 2018 was $4.71 (C$6.20)  (December 31, 2017 – $nil).